Contingent Liabilities and Financial Commitments - Engle Class Action and Engle Progeny Cases (Florida) - Additional Information (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2000 GBP (£) REPRESENTATIVE	Jul. 31, 2000 USD ($) REPRESENTATIVE	Dec. 31, 2021 GBP (£) CASE REPRESENTATIVE	Dec. 31, 2021 USD ($) CASE REPRESENTATIVE	Dec. 31, 2020 GBP (£) Case	Dec. 31, 2019 GBP (£)	Dec. 31, 2015 GBP (£) CASE	Dec. 31, 2015 USD ($) CASE	Dec. 31, 2021 Case
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages | £			£ 2,486,000,000		£ 2,783,000,000	£ 2,163,000,000
Number of paid judgements cases			5	5
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages	£ 107,100,000,000	$ 145,000,000,000
Loss contingency amount of overall damages comprising compensatory damages	£ 9,600,000	$ 13,000,000
Number of representative in Engle class action awarded | REPRESENTATIVE	3	3
Engle Class Action And Engle Progeny Cases Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of representative in Engle class action awarded | REPRESENTATIVE			3	3
Number of representatives allowed by judgment to stand aside punitive damages award | REPRESENTATIVE			2	2
Members permitted to file description			Putative	Putative
Period of permission to file individual lawsuits			1 year	1 year
Individual lawsuits extended date			Jan. 11, 2008	Jan. 11, 2008
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							£ 73,800,000	$ 100,000,000
Number of cases covered by settlement							400	400
Number of cases not covered by settlement							12	12
Number of cases not covered by settlement, filed by different lawyer							2	2
Total number of cases			1,071	1,071	1,400				1,071
Number of plaintiffs			1,304	1,304
Number of cases			4	4
Payment for compensatory and punitive damages			£ 11,200,000	$ 15,140,000
Engle Progeny Cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases tried			41	41
Total bond cap			£ 147,700,000	$ 200,000,000
R J Reynolds Tobacco Company | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages	£ 26,800,000,000	$ 36,300,000,000
R J Reynolds Tobacco Company | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							£ 31,400,000	$ 42,500,000
Brown and Williamson Holdings Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages	13,000,000,000	17,600,000,000
Lorillard Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages	£ 12,000,000,000	$ 16,300,000,000
PM USA | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							31,400,000	42,500,000
Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages			19,100,000	25,900,000
Lorillard Tobacco | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount							£ 11,100,000	$ 15,000,000
Starr Blundell And Hardin vs RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Amount paid for attorneys fees and statutory interest			£ 153,860	$ 208,400
Number of cases for attorneys fees and statutory interest			2	2